UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

Eric M. Sippel		San Rafael, CA			August 1, 2002

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		23

Form 13F Information Table Value Total:		776,563


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      16801      463,600     SH     SOLE          463,600
Adaptec, Inc.                        COMM          00651F108      20930    2,652,700     SH     SOLE         2,652,70
AutoImmune Inc.                      COMM          052776101        667    1,042,800     SH     SOLE         1,042,80
Allstate Corp                        COMM          020002101      43078    1,164,900     SH     SOLE         1,164,90
Ascential Software Corporation       COMM          04362P108      10365    3,715,100     SH     SOLE         3,715,10
Archstone Communities Trust          COMM          039581103      13254      496,400     SH     SOLE          496,400
Activision, Inc.                     COMM          004930AA1      41829    1,439,390     SH     SOLE         1,439,39
Berkshire Hathaway Inc. Class B      COMM          084670207      73689       33,000     SH     SOLE           33,000
Electronics Boutique Holdings C      COMM          286045109      40405    1,379,000     SH     SOLE         1,379,00
Fairmont Hotels & Resorts            COMM          305204109      27358    1,061,200     SH     SOLE         1,061,20
Gillette Company                     COMM          375766102     160733    4,745,600     SH     SOLE         4,745,60
Gold Fields Limited                  COMM          38059T106      26569    2,368,000     SH     SOLE         2,368,00
Grey Wolf, Inc.                      COMM          397888108       9982    2,458,700     SH     SOLE         2,458,70
Hutchinson Technologies              COMM          448407AC0      31047   1,985,100      SH     SOLE         1,985,10
Jupiter Media Metrix, Inc.           COMM          48206u104        387    1,683,200     SH     SOLE         1,683,20
Martek Biosciences Corporation       COMM          572901106      56227    2,687,698     SH     SOLE         2,687,69
Meridian Gold Inc.                   COMM          589975101      35315    2,200,300     SH     SOLE         2,200,30
Phillip Morris Companies, Inc.       COMM          718154107      16162      370,000     SH     SOLE          370,000
Neose Technologies                   COMM          640522108      25852    2,371,700     SH     SOLE         2,371,70
Occidental Petroleum Corp.           COMM          674599105      59980    2,000,000     SH     SOLE         2,000,00
Persistence Software, Inc.           COMM          715329108       1095    1,825,300     SH     SOLE         1,825,30
PYR Energy Corporation               COMM          693677106      16086    8,249,385     SH     SOLE         8,249,38
XM Satellite Radio Holdings-Class A  COMM          983759101      48753    6,633,100     SH     SOLE         6,633,10



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